Cryptocurrencies - Schedule of Group's Cryptocurrencies (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cryptocurrencies [Abstract]
Cryptocurrencies other than USDC	$ 169,306	$ 77,535
USDC	34	2
Total cryptocurrencies	$ 169,340	$ 77,537	$ 24,916	$ 15,371